Related Parties - Summary of Analysis of the Balances with Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	$ 868,230	$ 740,492
Amounts payable to related party transactions	2,540,412	2,971,325
Sears Roebuck de Mexico, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	211,491	230,974
Sanborns Hermanos, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	91,233	119,423
Carso Infraestructura y Construccion, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	89,585	112,834
Amounts payable to related party transactions	947,761	1,291,062
Enesa, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	33,208	93,360
Amounts payable to related party transactions	50,609	53,670
Grupo Condumex, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	47,269	41,057
Amounts payable to related party transactions	812,427	753,603
Operadora de Sites Mexicanos, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	14,252	22,629
Patrimonial Inbursa, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	246,874	9,299
Other related parties [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	134,318	110,916
Amounts payable to related party transactions	277,276	305,119
Fianzas Guardiana Inbursa, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	276,633	409,293
PC Industrial, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	136,859	117,841
Grupo Financiero Inbursa, SAB de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	$ 38,847	$ 40,737